Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the nine months ended September 30, 2021 were as follows:

September 30,
2021
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.62% to 1.14%
Expected volatility	80.05% to 84.35%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the nine months ended September 30, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	5,611,429	$17.19	7.96 years	$4,262
Granted	2,678,175	7.90		—
Exercised	(192,844)	0.64		—
Canceled or forfeited	(1,753,479)	15.75		—
Outstanding as of September 30, 2021	6,343,281	$14.18	8.25 years	$948
Exercisable as of September 30, 2021	2,764,732	18.43	7.38 years	$484
Vested and expected to vest as of September 30, 2021	6,343,281	$14.18	8.25 years	$948

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the nine months ended September 30, 2021 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—	—
Vested	(90,383)	4.17
Canceled or forfeited	—	—
Unvested and outstanding at September 30, 2021	—	$—
The following is a summary of RSU award activity for the 2018 Plan for the nine months ended September 30, 2021:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,215,650	8.27
Vested	(204,500)	11.49
Canceled or forfeited	(320,850)	10.33
Unvested and outstanding at September 30, 2021	1,105,300	$8.62

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$556	$2,183	$(238)	$10,450
General and administrative	946	2,062	2,350	5,423
Capitalized	—	—	—	(87)
Total share-based compensation	$1,502	$4,245	$2,112	$15,786